Consolidated Statement of Changes in Equity - USD ($) shares in Millions, $ in Millions		Total	Cumulative effect from change in accounting policies, period of adoption adjustment [Member]	[1]	Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Preferred stock [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Common stock [Member]	Common stock [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Retained earnings [Member]	Retained earnings [Member] Cumulative effect from change in accounting policies, period of adoption adjustment [Member]	[1]	Retained earnings [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Accumulative other comprehensive income (loss) [Member]	Accumulative other comprehensive income (loss) [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Treasury stock [Member]	Treasury stock [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Unearned ESOP shares [Member]	Unearned ESOP shares [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Noncontrolling interests [Member]	Noncontrolling interests [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Balance, beginning of period at Dec. 31, 2019		$ 187,702					$ 21,549		$ 9,136		$ 61,049		$ 166,415				$ (1,311)		$ (68,831)		$ (1,143)		$ 838
Balance, beginning of period (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2019			$ 990		$ 188,692			$ 21,549		$ 9,136		$ 61,049		$ 990		$ 167,405		$ (1,311)		$ (68,831)		$ (1,143)		$ 838
Balance, beginning of period, shares at Dec. 31, 2019							7.5		4,134.4
Balance, beginning of period, shares (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2019								7.5		4,134.4
Stockholders' Equity Period Increase (Decrease)
Net income		3,662											3,377										285
Other comprehensive income (loss), net of tax		1,505				$ 1,505											1,505						0
Noncontrolling interests		(91)																					(91)
Common stock issued		2,719									207		(1,449)						3,961
Common stock issued, shares									75.6
Common stock repurchased		(3,415)																	(3,415)
Common stock repurchased, shares									(75.7)
Preferred stock issued		3,116					$ 3,183				(67)
Preferred stock issued, shares							0.1
Preferred stock redeemed	[2]	(3,602)					$ (3,347)				46		(301)								0
Preferred stock redeemed, shares	[2]						(1.9)
Preferred stock issued to ESOP		0					$ 0				0										0
Preferred stock issued to ESOP, shares							0.0
Preferred stock released by ESOP		249									(19)										268
Preferred stock converted to common shares		0					$ (249)				(243)								492
Preferred stock converted to common shares, shares							(0.2)		9.7
Common stock dividends		(5,015)									44		(5,059)
Preferred stock dividends		(1,290)											(1,290)
Stock-based compensation		643									643
Net change in deferred compensation and related plans		(1,461)									(1,463)								2
Net change		(2,980)					$ (413)		$ 0		(852)		(4,722)				1,505		1,040		268		194
Net change, shares							(2.0)		9.6
Balance, end of period at Dec. 31, 2020		185,712					$ 21,136		$ 9,136		60,197		162,683				194		(67,791)		(875)		1,032
Balance, end of period, shares at Dec. 31, 2020							5.5		4,144.0
Stockholders' Equity Period Increase (Decrease)
Net income		23,238											21,548										1,690
Other comprehensive income (loss), net of tax		(1,897)				(1,896)											(1,896)						(1)
Noncontrolling interests		(217)																					(217)
Common stock issued		2,095									(8)		(162)						2,265
Common stock issued, shares									43.8
Common stock repurchased		(14,464)																	(14,464)
Common stock repurchased, shares									(306.4)
Preferred stock issued		5,756					$ 5,810				(54)
Preferred stock issued, shares							0.2
Preferred stock redeemed	[3]	(6,676)					$ (6,676)				87		(87)								0
Preferred stock redeemed, shares	[3]						(0.2)
Preferred stock issued to ESOP		0					$ 0				0										0
Preferred stock issued to ESOP, shares							0.0
Preferred stock released by ESOP		213									(16)										229
Preferred stock converted to common shares		0					$ (213)				(8)								221
Preferred stock converted to common shares, shares							(0.2)		4.4
Common stock dividends		(2,426)									29		(2,455)
Preferred stock dividends		(1,205)											(1,205)
Stock-based compensation		1,043									1,043
Net change in deferred compensation and related plans		(1,062)									(1,074)								12
Net change		4,398					$ (1,079)		$ 0		(1)		17,639				(1,896)		(11,966)		229		1,472
Net change, shares							(0.2)		(258.2)
Balance, end of period at Dec. 31, 2021		190,110					$ 20,057		$ 9,136		60,196		180,322				(1,702)		(79,757)		(646)		2,504
Balance, end of period, shares at Dec. 31, 2021							5.3		3,885.8
Stockholders' Equity Period Increase (Decrease)
Net income		12,882											13,182										(300)
Other comprehensive income (loss), net of tax		(11,677)				$ (11,679)											(11,679)						2
Noncontrolling interests		(220)																					(220)
Common stock issued		1,813									129		(497)						2,181
Common stock issued, shares									43.5
Common stock repurchased		(6,033)																	(6,033)
Common stock repurchased, shares									(110.4)
Preferred stock issued		0					$ 0				0
Preferred stock issued, shares							0.0
Preferred stock redeemed	[4]	0					$ (609)				(37)		0								646
Preferred stock redeemed, shares	[4]						(0.6)
Common stock issued to ESOP	[4]	0									(129)								747		(618)
Common stock issued to ESOP, shares	[4]								14.9
Common stock released by ESOP	[5]	188									(1)										189
Preferred stock converted to common shares		0					$ 0				0								0
Preferred stock converted to common shares, shares							0.0		0.0
Common stock dividends		(4,184)									59		(4,243)
Preferred stock dividends		(1,115)											(1,115)
Stock-based compensation		1,002									1,002
Net change in deferred compensation and related plans		(891)									(900)								9
Net change		(8,235)					$ (609)		$ 0		123		7,327				(11,679)		(3,096)		217		(518)
Net change, shares							(0.6)		(52.0)
Balance, end of period at Dec. 31, 2022		$ 181,875					$ 19,448		$ 9,136		$ 60,319		$ 187,649				$ (13,381)		$ (82,853)		$ (429)		$ 1,986
Balance, end of period, shares at Dec. 31, 2022							4.7		3,833.8

[1]	Effective January 1, 2020, we adopted ASU 2016-13 – Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (CECL). For additional information, see Note 1 (Summary of Significant Accounting Policies) in our Annual Report on Form 10-K for the year ended December 31, 2020.
[2]	Represents the impact of the redemption of the remaining preferred stock, Series K, in first quarter 2020, and Series T and Series V in fourth quarter 2020.
[3]	Represents the impact of the redemption of Preferred Stock, Series I, Series P and Series W, in first quarter 2021; Preferred Stock, Series N, in second quarter 2021; and Preferred Stock, Series O andSeries X, in third quarter 2021.
[4]	See Note 11 (Preferred Stock) for additional information.
[5]	For additional information on our ESOP Plan, see the “Employee Stock Ownership Plan” section of Note 12 (Common Stock and Stock Plans).